Investments in affiliates (Investment affiliate) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended												12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Equity Method Investments [Line Items]
Income (loss) from investment affiliate	$ 530	$ 1,754	$ 779	$ 5,348	$ 516	$ 1,044	$ 1,753	$ 1,477	$ (406)	$ (160)	$ (398)	$ 0	$ 8,411	$ 4,790	$ (964)
Investment Affiliates [Member] | Aquiline Financial Services Fund II LP [Member]
Schedule of Equity Method Investments [Line Items]
Balance, beginning of period				34,500				15,218					34,500	15,218
Addition due to Western World acquisition													8,127	0
Capital contributions													12,468	14,492
Income (loss) from investment affiliate													8,411	4,790
Balance, end of period	63,506				34,500								63,506	34,500
Investment in Aquiline - other details
Investment at cost	51,001				32,110								51,001	32,110
Voting ownership %	0.00%				0.00%								0.00%	0.00%
Equity ownership %	8.10%				6.70%								8.10%	6.70%
Carrying value	$ 63,506				$ 34,500								$ 63,506	$ 34,500